Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Level 1	Level 2	Level 3	Total
Assets:
Digital assets (third-party)	$228	-	-	$228
Total assets at fair value	$228	-	-	$228

Liabilities:
Contingent purchase consideration	$-	-	20,627	$20,627
Total liabilities at fair value	$-	-	20,627	$20,627